March 4, 2008
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: Merrill Lynch Life Variable Annuity Separate Account C
Registration No. 333-73544
Commissioners:
Merrill Lynch Life Insurance Company, on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2007 for the following underlying mutual funds (“Funds”) in which Registrant invests:
Annual Report Filings:
BlackRock Variable Series Funds, Inc.
BlackRock Money Market V.I. Fund, SEC File No.: 811-03290
MLIG Variable Insurance Trust
Roszel/JP Morgan International Equity Portfolio, SEC File No.: 811-21038
Roszel/Delaware Small-Mid Cap Growth Portfolio, SEC File No.: 811-21038
Roszel/AllianceBernstein Large Cap Core Portfolio, SEC File No.: 811-21038
Roszel/Lazard International Portfolio, SEC File No.: 811-21038
Roszel/Davis Large Cap Value Portfolio, SEC File No.: 811-21038
Roszel/Lord Abbett Government Securities Portfolio, SEC File No.: 811-21038
Roszel/Lord Abbett Large Cap Value Portfolio, SEC File No.: 811-21038
Roszel/BlackRock Fixed Income Portfolio, SEC File No.: 811-21038
Roszel/BlackRock Relative Value Portfolio, SEC File No.: 811-21038
Roszel/Loomis Sayles Large Cap Growth Portfolio, SEC File No.: 811-21038
Roszel/NWQ Small Cap Value Portfolio, SEC File No.: 811-21038
Roszel/Rittenhouse Large Cap Growth Portfolio, SEC File No.: 811-21038
Roszel/Marsico Large Cap Growth Portfolio, SEC File No.: 811-21038
Roszel/Cadence Mid Cap Growth Portfolio, SEC File No.: 811-21038
Roszel/Fayez Sarofim Large Cap Core Portfolio, SEC File No.: 811-21038
Roszel/Allianz NFJ Mid Cap Value Portfolio, SEC File No.: 811-21038
Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

Merrill Lynch Life Insurance Company understands that the Funds have filed or will file their annual reports with the Commission under separate cover.
Please direct any question or comment regarding the enclosed to the undersigned at (319) 297-8330.
Very truly yours,
/s/ Darin D. Smith
Darin D. Smith
Merrill Lynch Life Insurance Company
4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001